UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin Templeton Aggressive Model Portfolio
Class I
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Templeton Aggressive Model Portfolio for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1,[2]	$5	0.10%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,404,576,063
Total Number of Portfolio Holdings	24
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Aggressive Model Portfolio	PAGE 1	7301-STSR-0826

Franklin Templeton Aggressive Model Portfolio
Class II
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Templeton Aggressive Model Portfolio for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class II1,[2]	$18	0.35%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,404,576,063
Total Number of Portfolio Holdings	24
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Aggressive Model Portfolio	PAGE 1	7302-STSR-0826

Franklin Templeton Moderately Aggressive Model Portfolio
Class I
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Templeton Moderately Aggressive Model Portfolio for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1,[2]	$5	0.10%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,098,847,286
Total Number of Portfolio Holdings	30
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Moderately Aggressive Model Portfolio	PAGE 1	7303-STSR-0826

Franklin Templeton Moderately Aggressive Model Portfolio
Class II
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Templeton Moderately Aggressive Model Portfolio for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class II1,[2]	$18	0.35%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,098,847,286
Total Number of Portfolio Holdings	30
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Moderately Aggressive Model Portfolio	PAGE 1	7530-STSR-0826

Franklin Templeton Moderate Model Portfolio
Class I
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Templeton Moderate Model Portfolio for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1,[2]	$5	0.10%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,966,754,389
Total Number of Portfolio Holdings	32
Portfolio Turnover Rate	14%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Moderate Model Portfolio	PAGE 1	7305-STSR-0826

Franklin Templeton Moderate Model Portfolio
Class II
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Templeton Moderate Model Portfolio for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class II1,[2]	$18	0.35%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,966,754,389
Total Number of Portfolio Holdings	32
Portfolio Turnover Rate	14%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Moderate Model Portfolio	PAGE 1	7306-STSR-0826

Franklin Templeton Moderately Conservative Model Portfolio
Class I
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Templeton Moderately Conservative Model Portfolio for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1,[2]	$6	0.11%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$509,487,064
Total Number of Portfolio Holdings	27
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Moderately Conservative Model Portfolio	PAGE 1	7307-STSR-0826

Franklin Templeton Moderately Conservative Model Portfolio
Class II
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Templeton Moderately Conservative Model Portfolio for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class II1,[2]	$18	0.36%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$509,487,064
Total Number of Portfolio Holdings	27
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Moderately Conservative Model Portfolio	PAGE 1	7308-STSR-0826

Franklin Templeton Conservative Model Portfolio
Class I
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Templeton Conservative Model Portfolio for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1,[2]	$7	0.14%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$190,988,906
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Conservative Model Portfolio	PAGE 1	7309-STSR-0826

Franklin Templeton Conservative Model Portfolio
Class II
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Templeton Conservative Model Portfolio for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class II1,[2]	$20	0.39%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$190,988,906
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Conservative Model Portfolio	PAGE 1	7310-STSR-0826

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin Templeton Model Portfolio Funds
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2026

Franklin Templeton Aggressive Model Portfolio
Franklin Templeton Moderately Aggressive Model Portfolio
Franklin Templeton Moderate Model Portfolio
Franklin Templeton Moderately Conservative Model Portfolio
Franklin Templeton Conservative Model Portfolio
If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedules of Investments (unaudited)
June 30, 2026
 Franklin Templeton Aggressive Model Portfolio
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds — 98.7%
Domestic Equity — 78.9%
AllianceBernstein Variable Products Series Fund, Inc. — AB VPS Relative Value Portfolio, Class A		1,161,111	$41,881,267
American Funds Insurance Series:
Growth Fund, Class 1A		719,448	97,924,025
Growth-Income Fund, Class 1A		606,359	41,869,078
Delaware VIP Trust — Nomura VIP Small Cap Value Series, Standard Class		475,162	20,750,322 *
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		737,231	192,586,779
Invesco Variable Insurance Funds — Invesco V.I. Main Street Small Cap Fund, Class I Shares		1,632,920	55,666,252
Lincoln Variable Insurance Products Trust — LVIP ClearBridge Appreciation Fund, Standard Class I		1,053,459	67,106,399 (a)(b)
New York Life Investments VP Funds Trust:
NYLI VP Newton Technology Growth Portfolio, Initial Class		5,010,345	82,438,219
NYLI VP Dimensional U.S. Equity Portfolio, Initial Class		2,214,358	69,965,304
NYLI VP Epoch U.S. Equity Yield Portfolio, Initial Class		2,030,098	41,617,615
NYLI VP MFS® Investors Trust Portfolio, Initial Class		2,376,669	28,025,450
NYLI VP MFS® Research Portfolio, Initial Class		1,208,290	14,034,290
NYLI VP Small Cap Growth Portfolio, Initial Class		1,489,307	21,053,735
NYLI VP Winslow Large Cap Growth Portfolio, Initial Class		1,170,851	38,948,581
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		2,906,535	93,677,643
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class		795,788	84,838,948
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares		4,778,502	115,926,457

Total Domestic Equity			1,108,310,364
Foreign Equity — 14.6%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		973,873	65,181,319
Franklin Templeton Variable Insurance Products Trust — Franklin Gold And Precious Metals VIP Fund, Class 1		2,039,605	17,275,454 (c)
Invesco Variable Insurance Funds — Invesco V.I. EQV International Equity Fund, Class I Shares		1,064,587	42,636,724
Putnam Variable Trust — Putnam VT International Value Fund, Class IA		2,496,581	41,817,733 (c)
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class		1,925,789	38,727,613

Total Foreign Equity			205,638,843
Domestic Fixed Income — 5.2%
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		6,976,347	72,833,060
Total Investments in Underlying Funds before Short-Term Investments (Cost — $1,107,846,616)			1,386,782,267
	Rate
Short-Term Investments — 2.2%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $30,434,704)	3.563%	30,434,704	30,434,704 (d)
Total Investments — 100.9% (Cost — $1,138,281,320)			1,417,216,971
Liabilities in Excess of Other Assets — (0.9)%			(12,640,908)
Total Net Assets — 100.0%			$1,404,576,063

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Templeton Aggressive Model Portfolio
*	Non-income producing security.
(a)	Prior to April 27, 2026, known as Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio.
(b)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer.  At June 30, 2026, the total market value of investments in Affiliated Companies was
$67,106,399 and the cost was $62,276,870 (Note 8).

(c)
Underlying Fund is affiliated with Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.) and more information about the
Underlying Fund is available at www.franklintempleton.com (Note 8).

(d)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

 Franklin Templeton Moderately Aggressive Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Shares	Value
Investments in Underlying Funds — 99.8%
Domestic Equity — 58.7%
AllianceBernstein Variable Products Series Fund, Inc. — AB VPS Relative Value Portfolio, Class A	1,707,618	$61,593,779
American Funds Insurance Series:
Growth Fund, Class 1A	1,360,395	185,163,303
Growth-Income Fund, Class 1A	891,756	61,575,735
Delaware VIP Trust — Nomura VIP Small Cap Value Series, Standard Class	698,778	30,515,636 *
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares	1,278,473	333,975,641
Invesco Variable Insurance Funds — Invesco V.I. Main Street Small Cap Fund, Class I Shares	1,801,094	61,399,305
Lincoln Variable Insurance Products Trust — LVIP ClearBridge Appreciation Fund, Standard Class I	1,834,853	116,881,985 (a)(b)
New York Life Investments VP Funds Trust:
NYLI VP Newton Technology Growth Portfolio, Initial Class	6,728,725	110,711,752
NYLI VP Dimensional U.S. Equity Portfolio, Initial Class	2,930,975	92,607,666
NYLI VP Epoch U.S. Equity Yield Portfolio, Initial Class	3,731,903	76,505,129
NYLI VP MFS® Investors Trust Portfolio, Initial Class	3,276,915	38,641,049
NYLI VP MFS® Research Portfolio, Initial Class	2,665,584	30,960,753
NYLI VP Small Cap Growth Portfolio, Initial Class	2,190,345	30,964,025
NYLI VP Winslow Large Cap Growth Portfolio, Initial Class	2,348,267	78,115,584
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	4,274,446	137,765,403
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class	1,389,873	148,174,366
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares	9,263,963	224,743,755

Total Domestic Equity		1,820,294,866
Domestic Fixed Income — 29.0%
American Funds Insurance Series:
The Bond Fund of America, Class 1A	13,822,499	130,207,936
U.S. Government Securities Fund, Class 1A	10,203,174	99,480,951
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares	15,499,737	107,723,174
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	28,683,673	299,457,546
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class	9,855,196	92,146,079
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class	17,663,573	168,333,853

Total Domestic Fixed Income		897,349,539
Foreign Equity — 11.1%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares	1,994,216	133,472,893
Franklin Templeton Variable Insurance Products Trust — Franklin Gold And Precious Metals VIP Fund, Class 1	3,599,338	30,486,394 (c)
Invesco Variable Insurance Funds — Invesco V.I. EQV International Equity Fund, Class I Shares	1,565,896	62,714,116
Putnam Variable Trust — Putnam VT International Value Fund, Class IA	3,671,636	61,499,899 (c)
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class	2,703,575	54,368,894

Total Foreign Equity		342,542,196
Foreign Fixed Income — 1.0%
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar- Hedged), Institutional Class	3,091,512	30,760,544
Total Investments in Underlying Funds before Short-Term Investments (Cost — $2,567,416,626)		3,090,947,145
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Templeton Moderately Aggressive Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Rate	Shares	Value
Short-Term Investments — 0.7%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $23,019,342)	3.563%	23,019,342	$23,019,342 (d)
Total Investments — 100.5% (Cost — $2,590,435,968)			3,113,966,487
Liabilities in Excess of Other Assets — (0.5)%			(15,119,201)
Total Net Assets — 100.0%			$3,098,847,286

*	Non-income producing security.
(a)	Prior to April 27, 2026, known as Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio.
(b)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer.  At June 30, 2026, the total market value of investments in Affiliated Companies was
$116,881,985 and the cost was $104,569,498 (Note 8).

(c)
Underlying Fund is affiliated with Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.) and more information about the
Underlying Fund is available at www.franklintempleton.com (Note 8).

(d)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

 Franklin Templeton Moderate Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Shares	Value
Investments in Underlying Funds — 98.7%
Domestic Equity — 49.3%
AllianceBernstein Variable Products Series Fund, Inc. — AB VPS Relative Value Portfolio, Class A	816,540	$29,452,583
American Funds Insurance Series:
Growth Fund, Class 1A	578,245	78,704,951
Growth-Income Fund, Class 1A	497,482	34,351,111
Delaware VIP Trust — Nomura VIP Small Cap Value Series, Standard Class	334,091	14,589,764 *
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares	1,027,094	268,307,773
Invesco Variable Insurance Funds — Invesco V.I. Main Street Small Cap Fund, Class I Shares	1,148,262	39,144,268
Lincoln Variable Insurance Products Trust — LVIP ClearBridge Appreciation Fund, Standard Class I	780,095	49,692,804 (a)
New York Life Investments VP Funds Trust:
NYLI VP Newton Technology Growth Portfolio, Initial Class	3,678,607	60,526,333
NYLI VP Dimensional U.S. Equity Portfolio, Initial Class	1,245,837	39,363,701
NYLI VP Epoch U.S. Equity Yield Portfolio, Initial Class	1,427,465	29,263,455
NYLI VP MFS® Investors Trust Portfolio, Initial Class	1,671,490	19,710,045
NYLI VP MFS® Research Portfolio, Initial Class	1,699,619	19,741,070
NYLI VP Small Cap Growth Portfolio, Initial Class	698,300	9,871,593
NYLI VP Winslow Large Cap Growth Portfolio, Initial Class	898,498	29,888,708
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	2,270,832	73,188,926
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class	513,124	54,704,148
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares	4,888,513	118,595,317

Total Domestic Equity		969,096,550
Domestic Fixed Income — 37.6%
American Funds Insurance Series:
The Bond Fund of America, Class 1A	11,879,414	111,904,075
U.S. Government Securities Fund, Class 1A	13,461,259	131,247,275
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares	12,658,950	87,979,699
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	9,810,443	102,421,025
New York Life Investments VP Funds Trust:
NYLI VP Bond Portfolio, Initial Class	3,169,609	38,893,637
NYLI VP PIMCO Real Return Portfolio, Initial Class	4,901,608	38,883,479
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class	9,912,125	92,678,369
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class	14,280,513	136,093,291

Total Domestic Fixed Income		740,100,850
Foreign Equity — 9.6%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares	1,479,126	98,997,907
Franklin Templeton Variable Insurance Products Trust — Franklin Gold And Precious Metals VIP Fund, Class 1	1,720,850	14,575,598 (b)
Invesco Variable Insurance Funds — Invesco V.I. EQV International Equity Fund, Class I Shares	624,204	24,999,372
Putnam Variable Trust — Putnam VT International Value Fund, Class IA	1,170,395	19,604,120 (b)
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class	1,477,653	29,715,595

Total Foreign Equity		187,892,592
Foreign Fixed Income — 2.2%
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar- Hedged), Institutional Class	4,418,576	43,964,827
Total Investments in Underlying Funds before Short-Term Investments (Cost — $1,652,374,160)		1,941,054,819
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Templeton Moderate Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Rate	Shares	Value
Short-Term Investments — 1.4%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $27,805,761)	3.563%	27,805,761	$27,805,761 (c)
Total Investments — 100.1% (Cost — $1,680,179,921)			1,968,860,580
Liabilities in Excess of Other Assets — (0.1)%			(2,106,191)
Total Net Assets — 100.0%			$1,966,754,389

*	Non-income producing security.
(a)	Prior to April 27, 2026, known as Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio.
(b)
Underlying Fund is affiliated with Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.) and more information about the
Underlying Fund is available at www.franklintempleton.com (Note 8).

(c)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

 Franklin Templeton Moderately Conservative Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Shares	Value
Investments in Underlying Funds — 98.7%
Domestic Fixed Income — 48.6%
American Funds Insurance Series:
The Bond Fund of America, Class 1A	3,219,603	$30,328,656
U.S. Government Securities Fund, Class 1A	5,542,248	54,036,921
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares	4,384,076	30,469,330
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	2,669,514	27,869,726
New York Life Investments VP Funds Trust:
NYLI VP Bond Portfolio, Initial Class	1,852,288	22,729,061
NYLI VP PIMCO Real Return Portfolio, Initial Class	1,909,632	15,148,731
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class	2,981,052	27,872,841
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class	4,132,951	39,387,026

Total Domestic Fixed Income		247,842,292
Domestic Equity — 38.6%
AllianceBernstein Variable Products Series Fund, Inc. — AB VPS Relative Value Portfolio, Class A	141,398	5,100,239
American Funds Insurance Series:
Growth Fund, Class 1A	112,652	15,333,091
Growth-Income Fund, Class 1A	110,761	7,648,057
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares	266,802	69,696,803
Invesco Variable Insurance Funds — Invesco V.I. Main Street Small Cap Fund, Class I Shares	410,100	13,980,309
Lincoln Variable Insurance Products Trust — LVIP ClearBridge Appreciation Fund, Standard Class I	141,853	9,036,202 (a)
New York Life Investments VP Funds Trust:
NYLI VP Dimensional U.S. Equity Portfolio, Initial Class	161,807	5,112,500
NYLI VP Epoch U.S. Equity Yield Portfolio, Initial Class	247,177	5,067,196
NYLI VP MFS® Investors Trust Portfolio, Initial Class	434,188	5,119,899
NYLI VP Winslow Large Cap Growth Portfolio, Initial Class	233,417	7,764,649
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	393,214	12,673,280
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class	133,300	14,211,137
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares	1,058,247	25,673,081

Total Domestic Equity		196,416,443
Foreign Fixed Income — 6.2%
American Funds Insurance Series — Capital World Bond, Class 1A	1,276,684	12,664,703
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	1,912,804	19,032,403

Total Foreign Fixed Income		31,697,106
Foreign Equity — 5.3%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares	307,042	20,550,349
Franklin Templeton Variable Insurance Products Trust — Franklin Gold And Precious Metals VIP Fund, Class 1	148,984	1,261,896 (b)
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class	255,899	5,146,120

Total Foreign Equity		26,958,365
Total Investments in Underlying Funds before Short-Term Investments (Cost — $446,366,328)		502,914,206
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Templeton Moderately Conservative Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Rate	Shares	Value
Short-Term Investments — 1.3%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $6,649,456)	3.563%	6,649,456	$6,649,456 (c)
Total Investments — 100.0% (Cost — $453,015,784)			509,563,662
Liabilities in Excess of Other Assets — (0.0)%††			(76,598)
Total Net Assets — 100.0%			$509,487,064

††	Represents less than 0.1%.
(a)	Prior to April 27, 2026, known as Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio.
(b)
Underlying Fund is affiliated with Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.) and more information about the
Underlying Fund is available at www.franklintempleton.com (Note 8).

(c)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

 Franklin Templeton Conservative Model Portfolio
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds — 98.4%
Domestic Fixed Income — 62.9%
American Funds Insurance Series:
The Bond Fund of America, Class 1A		1,813,254	$17,080,857
U.S. Government Securities Fund, Class 1A		2,382,332	23,227,738
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares		1,920,423	13,346,940
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		1,458,007	15,221,594
New York Life Investments VP Funds Trust:
NYLI VP Bond Portfolio, Initial Class		1,159,101	14,223,099
NYLI VP PIMCO Real Return Portfolio, Initial Class		955,987	7,583,657
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class		1,322,814	12,368,310
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class		1,790,490	17,063,372

Total Domestic Fixed Income			120,115,567
Domestic Equity — 22.8%
American Funds Insurance Series, Growth Fund, Class 1A		42,298	5,757,210
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		100,217	26,179,558
Invesco Variable Insurance Funds — Invesco V.I. Main Street Small Cap Fund, Class I Shares		83,989	2,863,183
New York Life Investments VP Funds Trust, NYLI VP Epoch U.S. Equity Yield Portfolio, Initial Class		69,605	1,426,914
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		44,291	1,427,512
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares		238,418	5,784,030

Total Domestic Equity			43,438,407
Foreign Fixed Income — 11.7%
American Funds Insurance Series — Capital World Bond, Class 1A		1,342,177	13,314,395
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		909,727	9,051,788

Total Foreign Fixed Income			22,366,183
Foreign Equity — 1.0%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		28,827	1,929,388
Total Investments in Underlying Funds before Short-Term Investments (Cost — $173,851,365)			187,849,545
	Rate
Short-Term Investments — 1.7%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $3,280,169)	3.563%	3,280,169	3,280,169 (a)
Total Investments — 100.1% (Cost — $177,131,534)			191,129,714
Liabilities in Excess of Other Assets — (0.1)%			(140,808)
Total Net Assets — 100.0%			$190,988,906

(a)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

Statements of Assets and Liabilities (unaudited)
June 30, 2026

	Franklin Templeton Aggressive Model Portfolio	Franklin Templeton Moderately Aggressive Model Portfolio	Franklin Templeton Moderate Model Portfolio
Assets:
Investments in affiliated Underlying Funds, at cost	$115,838,010	$188,741,887	$37,324,832
Investments in unaffiliated Underlying Funds, at cost	1,022,443,310	2,401,694,081	1,642,855,089
Investments in affiliated Underlying Funds, at value	$126,199,586	$208,868,278	$34,179,718
Investments in unaffiliated Underlying Funds, at value	1,291,017,385	2,905,098,209	1,934,680,862
Receivable for investments in Underlying Funds	12,708,569	20,319,700	26,902,680
Receivable for Portfolio shares sold	748,526	479,097	1,428,481
Distributions receivable from unaffiliated Underlying Funds	305,891	1,973,653	1,371,488
Prepaid expenses	13	2	22
Total Assets	1,430,979,970	3,136,738,939	1,998,563,251
Liabilities:
Payable for investments in unaffiliated Underlying Funds	26,019,756	37,016,482	31,121,027
Service and/or distribution fees payable	240,191	599,294	394,686
Investment management fee payable	92,620	205,743	131,327
Trustees’ fees payable	11	—	16
Payable for Portfolio shares repurchased	—	—	100,838
Accrued expenses	51,329	70,134	60,968
Total Liabilities	26,403,907	37,891,653	31,808,862
Total Net Assets	$1,404,576,063	$3,098,847,286	$1,966,754,389
Net Assets:
Par value (Note 7)	$770	$1,950	$1,390
Paid-in capital in excess of par value	1,096,697,912	2,510,841,285	1,643,512,134
Total distributable earnings (loss)	307,877,381	588,004,051	323,240,865
Total Net Assets	$1,404,576,063	$3,098,847,286	$1,966,754,389
Net Assets:
Class I	$212,226,121	$144,013,715	$30,706,965
Class II	$1,192,349,942	$2,954,833,571	$1,936,047,424
Shares Outstanding:
Class I	11,589,555	9,020,181	2,159,155
Class II	65,448,623	186,009,563	136,845,812
Net Asset Value:
Class I	$18.31	$15.97	$14.22
Class II	$18.22	$15.89	$14.15
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

June 30, 2026

	Franklin Templeton Moderately Conservative Model Portfolio	Franklin Templeton Conservative Model Portfolio
Assets:
Investments in affiliated Underlying Funds, at cost	$1,539,665	—
Investments in unaffiliated Underlying Funds, at cost	451,476,119	$177,131,534
Investments in affiliated Underlying Funds, at value	$1,261,896	—
Investments in unaffiliated Underlying Funds, at value	508,301,766	$191,129,714
Receivable for investments in unaffiliated Underlying Funds	6,401,634	1,438,298
Distributions receivable from unaffiliated Underlying Funds	435,635	201,153
Receivable for Portfolio shares sold	236,945	298,825
Prepaid expenses	16	3
Total Assets	516,637,892	193,067,993
Liabilities:
Payable for investments in unaffiliated Underlying Funds	6,964,736	1,983,250
Service and/or distribution fees payable	102,691	38,403
Investment management fee payable	34,096	12,846
Payable for Portfolio shares repurchased	2,117	118
Trustees’ fees payable	25	14
Accrued expenses	47,163	44,456
Total Liabilities	7,150,828	2,079,087
Total Net Assets	$509,487,064	$190,988,906
Net Assets:
Par value (Note 7)	$396	$179
Paid-in capital in excess of par value	447,612,733	190,423,003
Total distributable earnings (loss)	61,873,935	565,724
Total Net Assets	$509,487,064	$190,988,906
Net Assets:
Class I	$6,884,658	$4,054,601
Class II	$502,602,406	$186,934,305
Shares Outstanding:
Class I	534,087	379,520
Class II	39,094,780	17,564,617
Net Asset Value:
Class I	$12.89	$10.68
Class II	$12.86	$10.64
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

Statements of Operations (unaudited)
For the Six Months Ended June 30, 2026

	Franklin Templeton Aggressive Model Portfolio	Franklin Templeton Moderately Aggressive Model Portfolio	Franklin Templeton Moderate Model Portfolio
Investment Income:
Income distributions from unaffiliated Underlying Funds	$3,231,638	$15,460,248	$11,020,547
Income distributions from affiliated Underlying Funds	900,134	1,379,203	—
Total Investment Income	4,131,772	16,839,451	11,020,547
Expenses:
Service and/or distribution fees (Notes 2 and 5)	1,345,564	3,421,912	2,304,333
Investment management fee (Note 2)	524,313	1,189,409	777,044
Legal fees	31,756	57,653	48,140
Trustees’ fees	28,276	64,499	43,160
Registration fees	26,322	41,125	14,931
Fund accounting fees	21,581	30,401	25,774
Audit and tax fees	13,444	13,444	13,444
Commitment fees (Note 9)	4,772	11,110	7,463
Insurance	3,168	7,893	5,663
Shareholder reports	1,923	2,210	1,814
Custody fees	781	3,550	248
Transfer agent fees (Notes 2 and 5)	23	19	18
Miscellaneous expenses	4,341	6,645	5,299
Total Expenses	2,006,264	4,849,870	3,247,331
Net Investment Income	2,125,508	11,989,581	7,773,216
Realized and Unrealized Gain (Loss) on Affiliated Underlying Funds, Unaffiliated Underlying Funds, Capital Gain Distributions
From Affiliated Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds (Notes 1 and 3):

Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	(546,710)	8,468	—
Sale of unaffiliated Underlying Funds	9,509,963	18,330,335	14,943,099
Capital gain distributions from affiliated Underlying Funds	2,117,885	4,209,616	—
Capital gain distributions from unaffiliated Underlying Funds	23,884,199	43,127,966	20,148,535
Net Realized Gain	34,965,337	65,676,385	35,091,634
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated Underlying Funds	98,454,911	150,871,245	87,258,177
Affiliated Underlying Funds	(24,931)	(854,661)	(9,093,030)
Change in Net Unrealized Appreciation (Depreciation)	98,429,980	150,016,584	78,165,147
Net Gain on Affiliated Underlying Funds, Unaffiliated Underlying Funds, Capital Gain Distributions From Affiliated Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds	133,395,317	215,692,969	113,256,781
Increase in Net Assets From Operations	$135,520,825	$227,682,550	$121,029,997
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

For the Six Months Ended June 30, 2026

	Franklin Templeton Moderately Conservative Model Portfolio	Franklin Templeton Conservative Model Portfolio
Investment Income:
Income distributions from unaffiliated Underlying Funds	$3,577,790	$1,706,808
Total Investment Income	3,577,790	1,706,808
Expenses:
Service and/or distribution fees (Notes 2 and 5)	606,741	229,481
Investment management fee (Note 2)	204,215	77,707
Legal fees	21,696	13,416
Fund accounting fees	18,076	16,402
Audit and tax fees	13,444	13,444
Trustees’ fees	11,670	4,753
Commitment fees (Note 9)	1,965	757
Insurance	1,536	638
Shareholder reports	1,262	1,149
Registration fees	757	245
Custody fees	347	—
Transfer agent fees (Notes 2 and 5)	18	17
Miscellaneous expenses	3,239	2,932
Total Expenses	884,966	360,941
Net Investment Income	2,692,824	1,345,867
Realized and Unrealized Gain (Loss) on Affiliated Underlying Funds, Unaffiliated Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain (Loss) From:
Sale of unaffiliated Underlying Funds	2,630,029	(43,066)
Capital gain distributions from unaffiliated Underlying Funds	3,981,416	629,381
Net Realized Gain	6,611,445	586,315
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated Underlying Funds	14,706,392	2,622,725
Affiliated Underlying Funds	(1,557,947)	—
Change in Net Unrealized Appreciation (Depreciation)	13,148,445	2,622,725
Net Gain on Affiliated Underlying Funds, Unaffiliated Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds	19,759,890	3,209,040
Increase in Net Assets From Operations	$22,452,714	$4,554,907
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

Statements of Changes in Net Assets
Franklin Templeton Aggressive Model Portfolio

For the Six Months Ended June 30, 2026 (unaudited) and the Year Ended December 31, 2025	2026	2025
Operations:
Net investment income	$2,125,508	$8,731,488
Net realized gain	34,965,337	84,460,820
Change in net unrealized appreciation (depreciation)	98,429,980	71,186,485
Increase in Net Assets From Operations	135,520,825	164,378,793
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(15,762,214)	(90,883,797)
Decrease in Net Assets From Distributions to Shareholders	(15,762,214)	(90,883,797)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	80,830,872	181,510,433
Reinvestment of distributions	15,762,214	90,883,797
Cost of shares repurchased	(9,846,195)	(11,960,830)
Increase in Net Assets From Portfolio Share Transactions	86,746,891	260,433,400
Increase in Net Assets	206,505,502	333,928,396
Net Assets:
Beginning of period	1,198,070,561	864,142,165
End of period	$1,404,576,063	$1,198,070,561
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

Franklin Templeton Moderately Aggressive Model Portfolio

For the Six Months Ended June 30, 2026 (unaudited) and the Year Ended December 31, 2025	2026	2025
Operations:
Net investment income	$11,989,581	$40,443,254
Net realized gain	65,676,385	151,683,547
Change in net unrealized appreciation (depreciation)	150,016,584	156,451,455
Increase in Net Assets From Operations	227,682,550	348,578,256
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(34,470,337)	(168,912,915)
Decrease in Net Assets From Distributions to Shareholders	(34,470,337)	(168,912,915)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	117,209,821	265,750,021
Reinvestment of distributions	34,470,337	168,912,915
Cost of shares repurchased	(16,422,709)	(27,777,647)
Increase in Net Assets From Portfolio Share Transactions	135,257,449	406,885,289
Increase in Net Assets	328,469,662	586,550,630
Net Assets:
Beginning of period	2,770,377,624	2,183,826,994
End of period	$3,098,847,286	$2,770,377,624
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Templeton Moderate Model Portfolio

For the Six Months Ended June 30, 2026 (unaudited) and the Year Ended December 31, 2025	2026	2025
Operations:
Net investment income	$7,773,216	$36,958,503
Net realized gain	35,091,634	91,438,824
Change in net unrealized appreciation (depreciation)	78,165,147	85,918,028
Increase in Net Assets From Operations	121,029,997	214,315,355
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(20,596,725)	(97,082,953)
Decrease in Net Assets From Distributions to Shareholders	(20,596,725)	(97,082,953)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	32,538,662	101,178,419
Reinvestment of distributions	20,596,725	97,082,953
Cost of shares repurchased	(37,757,685)	(50,535,869)
Increase in Net Assets From Portfolio Share Transactions	15,377,702	147,725,503
Increase in Net Assets	115,810,974	264,957,905
Net Assets:
Beginning of period	1,850,943,415	1,585,985,510
End of period	$1,966,754,389	$1,850,943,415
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

Franklin Templeton Moderately Conservative Model Portfolio

For the Six Months Ended June 30, 2026 (unaudited) and the Year Ended December 31, 2025	2026	2025
Operations:
Net investment income	$2,692,824	$12,325,187
Net realized gain	6,611,445	16,172,427
Change in net unrealized appreciation (depreciation)	13,148,445	21,798,727
Increase in Net Assets From Operations	22,452,714	50,296,341
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(2,586,922)	(13,500,019)
Decrease in Net Assets From Distributions to Shareholders	(2,586,922)	(13,500,019)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	23,343,923	40,026,897
Reinvestment of distributions	2,586,922	13,500,019
Cost of shares repurchased	(20,630,816)	(46,040,529)
Increase in Net Assets From Portfolio Share Transactions	5,300,029	7,486,387
Increase in Net Assets	25,165,821	44,282,709
Net Assets:
Beginning of period	484,321,243	440,038,534
End of period	$509,487,064	$484,321,243
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Templeton Conservative Model Portfolio

For the Six Months Ended June 30, 2026 (unaudited) and the Year Ended December 31, 2025	2026	2025
Operations:
Net investment income	$1,345,867	$5,937,183
Net realized gain	586,315	1,252,091
Change in net unrealized appreciation (depreciation)	2,622,725	8,960,924
Increase in Net Assets From Operations	4,554,907	16,150,198
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	—	(6,107,449)
Return of capital	—	(392,568)
Decrease in Net Assets From Distributions to Shareholders	—	(6,500,017)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	18,837,906	27,543,581
Reinvestment of distributions	—	6,500,017
Cost of shares repurchased	(19,434,074)	(31,622,744)
Increase (Decrease) in Net Assets From Portfolio Share Transactions	(596,168)	2,420,854
Increase in Net Assets	3,958,739	12,071,035
Net Assets:
Beginning of period	187,030,167	174,959,132
End of period	$190,988,906	$187,030,167
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

Financial Highlights
Franklin Templeton Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$16.69	$15.44	$13.36	$11.46	$14.61	$12.94
Income (loss) from operations:
Net investment income	0.05	0.18	0.18	0.18	0.18	0.27
Net realized and unrealized gain (loss)	1.78	2.48	2.26	1.93	(2.61)	2.29
Total income (loss) from operations	1.83	2.66	2.44	2.11	(2.43)	2.56
Less distributions from:
Net investment income	—	(0.26)	(0.22)	(0.15)	(0.31)	(0.24)
Net realized gains	(0.21)	(1.15)	(0.14)	(0.06)	(0.41)	(0.65)
Total distributions	(0.21)	(1.41)	(0.36)	(0.21)	(0.72)	(0.89)
Net asset value, end of period	$18.31	$16.69	$15.44	$13.36	$11.46	$14.61
Total return[3]	11.01%	17.30%	18.29%	18.44%	(16.62)%	19.75%
Net assets, end of period (000s)	$212,226	$173,033	$114,658	$69,207	$31,077	$13,851
Ratios to average net assets:
Gross expenses[4]	0.10%[5]	0.11%	0.11%	0.13%	0.15%	0.19%
Net expenses[4,6]	0.10 [5]	0.11	0.11	0.13	0.15	0.19
Net investment income	0.55 [5]	1.08	1.22	1.47	1.42	1.82
Portfolio turnover rate	16%	33%	18%	21%	41%	70%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Templeton Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$16.63	$15.39	$13.32	$11.44	$14.59	$12.93
Income (loss) from operations:
Net investment income	0.03	0.14	0.14	0.14	0.12	0.21
Net realized and unrealized gain (loss)	1.77	2.47	2.26	1.92	(2.57)	2.32
Total income (loss) from operations	1.80	2.61	2.40	2.06	(2.45)	2.53
Less distributions from:
Net investment income	—	(0.22)	(0.19)	(0.12)	(0.29)	(0.22)
Net realized gains	(0.21)	(1.15)	(0.14)	(0.06)	(0.41)	(0.65)
Total distributions	(0.21)	(1.37)	(0.33)	(0.18)	(0.70)	(0.87)
Net asset value, end of period	$18.22	$16.63	$15.39	$13.32	$11.44	$14.59
Total return[3]	10.87%	17.04%	18.02%	18.05%	(16.82)%	19.51%
Net assets, end of period (millions)	$1,192	$1,025	$749	$512	$347	$251
Ratios to average net assets:
Gross expenses[4]	0.35%[5]	0.36%	0.36%	0.38%	0.40%	0.43%
Net expenses[4,6]	0.35 [5]	0.36	0.36	0.38	0.40	0.43
Net investment income	0.30 [5]	0.83	0.94	1.10	0.98	1.46
Portfolio turnover rate	16%	33%	18%	21%	41%	70%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.48%.
This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

Franklin Templeton Moderately Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.93	$13.82	$12.36	$10.86	$13.50	$12.39
Income (loss) from operations:
Net investment income	0.08	0.28	0.28	0.25	0.21	0.24
Net realized and unrealized gain (loss)	1.14	1.83	1.51	1.45	(2.36)	1.60
Total income (loss) from operations	1.22	2.11	1.79	1.70	(2.15)	1.84
Less distributions from:
Net investment income	—	(0.32)	(0.33)	(0.15)	(0.29)	(0.25)
Net realized gains	(0.18)	(0.68)	—	(0.05)	(0.20)	(0.48)
Total distributions	(0.18)	(1.00)	(0.33)	(0.20)	(0.49)	(0.73)
Net asset value, end of period	$15.97	$14.93	$13.82	$12.36	$10.86	$13.50
Total return[3]	8.21%	15.29%	14.49%	15.94%	(15.89)%	14.79%
Net assets, end of period (000s)	$144,014	$120,799	$83,195	$54,173	$27,295	$13,346
Ratios to average net assets:
Gross expenses[4]	0.10%[5]	0.10%	0.11%	0.12%	0.13%	0.15%
Net expenses[4,6]	0.10 [5]	0.10	0.11	0.12	0.13	0.15
Net investment income	1.08 [5]	1.94	2.06	2.12	1.84	1.81
Portfolio turnover rate	11%	24%	22%	16%	33%	66%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.21%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Templeton Moderately Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.88	$13.78	$12.32	$10.84	$13.47	$12.37
Income (loss) from operations:
Net investment income	0.06	0.24	0.23	0.20	0.16	0.20
Net realized and unrealized gain (loss)	1.13	1.82	1.53	1.48	(2.32)	1.60
Total income (loss) from operations	1.19	2.06	1.76	1.68	(2.16)	1.80
Less distributions from:
Net investment income	—	(0.28)	(0.30)	(0.15)	(0.27)	(0.22)
Net realized gains	(0.18)	(0.68)	—	(0.05)	(0.20)	(0.48)
Total distributions	(0.18)	(0.96)	(0.30)	(0.20)	(0.47)	(0.70)
Net asset value, end of period	$15.89	$14.88	$13.78	$12.32	$10.84	$13.47
Total return[3]	8.04%	15.01%	14.28%	15.53%	(16.03)%	14.56%
Net assets, end of period (millions)	$2,955	$2,650	$2,101	$1,644	$1,201	$970
Ratios to average net assets:
Gross expenses[4]	0.35%[5]	0.35%	0.36%	0.37%	0.38%	0.39%
Net expenses[4,6]	0.35 [5]	0.35	0.36	0.37	0.38	0.39
Net investment income	0.83 [5]	1.64	1.73	1.72	1.40	1.51
Portfolio turnover rate	11%	24%	22%	16%	33%	66%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.46%.
This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

Franklin Templeton Moderate Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.48	$12.55	$11.50	$10.37	$12.64	$11.80
Income (loss) from operations:
Net investment income	0.07	0.34	0.32	0.28	0.22	0.21
Net realized and unrealized gain (loss)	0.82	1.37	1.09	1.11	(2.08)	1.27
Total income (loss) from operations	0.89	1.71	1.41	1.39	(1.86)	1.48
Less distributions from:
Net investment income	(0.00)[3]	(0.34)	(0.34)	(0.22)	(0.31)	(0.23)
Net realized gains	(0.15)	(0.44)	—	(0.04)	(0.10)	(0.41)
Return of capital	—	—	(0.02)	—	—	—
Total distributions	(0.15)	(0.78)	(0.36)	(0.26)	(0.41)	(0.64)
Net asset value, end of period	$14.22	$13.48	$12.55	$11.50	$10.37	$12.64
Total return[4]	6.63%	13.56%	12.27%	13.39%	(14.77)%	12.54%
Net assets, end of period (000s)	$30,707	$26,126	$18,340	$13,416	$8,028	$5,724
Ratios to average net assets:
Gross expenses[5]	0.10%[6]	0.10%	0.11%	0.12%	0.13%	0.16%
Net expenses[5,7]	0.10 [6]	0.10	0.11	0.12	0.13	0.16
Net investment income	1.09 [6]	2.52	2.56	2.54	2.01	1.68
Portfolio turnover rate	14%	28%	32%	18%	39%	68%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.21%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Templeton Moderate Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.42	$12.51	$11.47	$10.34	$12.61	$11.78
Income (loss) from operations:
Net investment income	0.06	0.29	0.27	0.23	0.19	0.18
Net realized and unrealized gain (loss)	0.82	1.37	1.10	1.13	(2.08)	1.27
Total income (loss) from operations	0.88	1.66	1.37	1.36	(1.89)	1.45
Less distributions from:
Net investment income	(0.00)[3]	(0.31)	(0.31)	(0.19)	(0.28)	(0.21)
Net realized gains	(0.15)	(0.44)	—	(0.04)	(0.10)	(0.41)
Return of capital	—	—	(0.02)	—	—	—
Total distributions	(0.15)	(0.75)	(0.33)	(0.23)	(0.38)	(0.62)
Net asset value, end of period	$14.15	$13.42	$12.51	$11.47	$10.34	$12.61
Total return[4]	6.59%	13.18%	11.95%	13.18%	(14.99)%	12.30%
Net assets, end of period (millions)	$1,936	$1,825	$1,568	$1,328	$1,020	$855
Ratios to average net assets:
Gross expenses[5]	0.35%[6]	0.35%	0.36%	0.37%	0.38%	0.39%
Net expenses[5,7]	0.35 [6]	0.35	0.36	0.37	0.38	0.39
Net investment income	0.83 [6]	2.16	2.22	2.13	1.75	1.45
Portfolio turnover rate	14%	28%	32%	18%	39%	68%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.46%.
This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

Franklin Templeton Moderately Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.38	$11.42	$10.76	$10.00	$11.86	$11.47
Income (loss) from operations:
Net investment income	0.09	0.37	0.33	0.33	0.24	0.21
Net realized and unrealized gain (loss)	0.49	0.97	0.71	0.73	(1.79)	0.85
Total income (loss) from operations	0.58	1.34	1.04	1.06	(1.55)	1.06
Less distributions from:
Net investment income	—	(0.38)	(0.37)	(0.30)	(0.28)	(0.23)
Net realized gains	(0.07)	—	—	—	(0.03)	(0.44)
Return of capital	—	—	(0.01)	—	—	—
Total distributions	(0.07)	(0.38)	(0.38)	(0.30)	(0.31)	(0.67)
Net asset value, end of period	$12.89	$12.38	$11.42	$10.76	$10.00	$11.86
Total return[3]	4.66%	11.76%	9.69%	10.56%	(13.08)%	9.22%
Net assets, end of period (000s)	$6,885	$6,061	$4,894	$4,825	$2,860	$2,882
Ratios to average net assets:
Gross expenses[4]	0.11%[5]	0.12%	0.13%	0.13%	0.15%	0.19%
Net expenses[4,6]	0.11 [5]	0.12	0.13	0.13	0.15	0.19
Net investment income	1.37 [5]	3.05	2.89	3.14	2.26	1.74
Portfolio turnover rate	12%	25%	46%	20%	35%	61%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Templeton Moderately Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.36	$11.40	$10.75	$9.99	$11.85	$11.47
Income (loss) from operations:
Net investment income	0.07	0.32	0.30	0.27	0.22	0.16
Net realized and unrealized gain (loss)	0.50	0.99	0.70	0.76	(1.80)	0.87
Total income (loss) from operations	0.57	1.31	1.00	1.03	(1.58)	1.03
Less distributions from:
Net investment income	—	(0.35)	(0.34)	(0.27)	(0.25)	(0.21)
Net realized gains	(0.07)	—	—	—	(0.03)	(0.44)
Return of capital	—	—	(0.01)	—	—	—
Total distributions	(0.07)	(0.35)	(0.35)	(0.27)	(0.28)	(0.65)
Net asset value, end of period	$12.86	$12.36	$11.40	$10.75	$9.99	$11.85
Total return[3]	4.59%	11.51%	9.33%	10.31%	(13.29)%	8.96%
Net assets, end of period (millions)	$503	$478	$435	$427	$375	$326
Ratios to average net assets:
Gross expenses[4]	0.36%[5]	0.37%	0.38%	0.38%	0.39%	0.41%
Net expenses[4,6]	0.36 [5]	0.37	0.38	0.38	0.39	0.41
Net investment income	1.09 [5]	2.67	2.64	2.62	2.08	1.36
Portfolio turnover rate	12%	25%	46%	20%	35%	61%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.48%.
This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

Franklin Templeton Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.42	$9.89	$9.64	$9.19	$10.86	$10.91
Income (loss) from operations:
Net investment income	0.09	0.37	0.35	0.34	0.26	0.17
Net realized and unrealized gain (loss)	0.17	0.56	0.27	0.45	(1.66)	0.38
Total income (loss) from operations	0.26	0.93	0.62	0.79	(1.40)	0.55
Less distributions from:
Net investment income	—	(0.37)	(0.37)	(0.34)	(0.25)	(0.23)
Net realized gains	—	—	—	—	(0.02)	(0.37)
Return of capital	—	(0.03)	(0.00)[3]	—	—	—
Total distributions	—	(0.40)	(0.37)	(0.34)	(0.27)	(0.60)
Net asset value, end of period	$10.68	$10.42	$9.89	$9.64	$9.19	$10.86
Total return[4]	2.50%	9.39%	6.39%	8.56%	(12.96)%	4.98%
Net assets, end of period (000s)	$4,055	$3,384	$2,543	$2,491	$2,036	$1,406
Ratios to average net assets:
Gross expenses[5]	0.14%[6]	0.15%	0.16%	0.17%	0.18%	0.25%
Net expenses[5,7]	0.14 [6]	0.15	0.16	0.17	0.18	0.23 [8]
Net investment income	1.70 [6]	3.59	3.51	3.57	2.64	1.52
Portfolio turnover rate	10%	20%	51%	26%	32%	56%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Templeton Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.39	$9.87	$9.62	$9.17	$10.84	$10.90
Income (loss) from operations:
Net investment income	0.07	0.33	0.32	0.29	0.21	0.14
Net realized and unrealized gain (loss)	0.18	0.56	0.27	0.47	(1.64)	0.38
Total income (loss) from operations	0.25	0.89	0.59	0.76	(1.43)	0.52
Less distributions from:
Net investment income	—	(0.35)	(0.34)	(0.31)	(0.22)	(0.21)
Net realized gains	—	—	—	—	(0.02)	(0.37)
Return of capital	—	(0.02)	(0.00)[3]	—	—	—
Total distributions	—	(0.37)	(0.34)	(0.31)	(0.24)	(0.58)
Net asset value, end of period	$10.64	$10.39	$9.87	$9.62	$9.17	$10.84
Total return[4]	2.41%	9.04%	6.15%	8.31%	(13.18)%	4.71%
Net assets, end of period (millions)	$187	$184	$172	$161	$159	$147
Ratios to average net assets:
Gross expenses[5]	0.39%[6]	0.40%	0.41%	0.42%	0.43%	0.45%
Net expenses[5,7]	0.39 [6]	0.40	0.41	0.42	0.43	0.45
Net investment income	1.43 [6]	3.23	3.25	3.08	2.18	1.27
Portfolio turnover rate	10%	20%	51%	26%	32%	56%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.48%.
This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin Templeton Aggressive Model Portfolio (“Aggressive Model Portfolio”), Franklin Templeton Moderately Aggressive Model Portfolio (“Moderately Aggressive Model Portfolio”), Franklin Templeton Moderate Model Portfolio (“Moderate Model Portfolio”), Franklin Templeton Moderately Conservative Model Portfolio (“Moderately Conservative Model Portfolio”) and Franklin Templeton Conservative Model Portfolio (“Conservative Model Portfolio”) (collectively, the “Portfolios”) are separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with their variable annuity and variable universal life insurance policies, noninsurance-dedicated mutual funds and exchange traded funds (“Underlying Funds”). The Underlying Funds include funds managed by investment advisers that are not affiliated with Franklin Templeton, Inc. (“Franklin Templeton”) (prior to August 17, 2026, known as Franklin Resources, Inc.) and funds managed by Franklin Templeton affiliated investment advisers. Shares of the Portfolios are offered to variable annuity and variable life insurance separate accounts established by NYLIAC.
Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies issued by NYLIAC through their separate accounts.
The Portfolios follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolios’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolios’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Portfolios’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an underlying fund is not available on the day of valuation, the Valuation Committee may adjust the underlying fund’s last available net asset value per share to account for significant events that have occurred subsequent to the underlying fund’s last net asset value per share calculation but prior to the day of valuation.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:
Aggressive Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$507,780,149	$600,530,215	—	$1,108,310,364
Foreign Equity	103,908,932	101,729,911	—	205,638,843
Domestic Fixed Income	72,833,060	—	—	72,833,060
Total Long-Term Investments	684,522,141	702,260,126	—	1,386,782,267
Short-Term Investments†	30,434,704	—	—	30,434,704
Total Investments	$714,956,845	$702,260,126	—	$1,417,216,971

†	See Schedule of Investments for additional detailed categorizations.
Moderately Aggressive Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$875,174,801	$945,120,065	—	$1,820,294,866
Domestic Fixed Income	629,534,735	267,814,804	—	897,349,539
Foreign Equity	187,841,787	154,700,409	—	342,542,196
Foreign Fixed Income	30,760,544	—	—	30,760,544
Total Long-Term Investments	1,723,311,867	1,367,635,278	—	3,090,947,145

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	$23,019,342	—	—	$23,019,342
Total Investments	$1,746,331,209	$1,367,635,278	—	$3,113,966,487

†	See Schedule of Investments for additional detailed categorizations.
Moderate Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$529,385,928	$439,710,622	—	$969,096,550
Domestic Fixed Income	394,983,168	345,117,682	—	740,100,850
Foreign Equity	128,713,502	59,179,090	—	187,892,592
Foreign Fixed Income	43,964,827	—	—	43,964,827
Total Long-Term Investments	1,097,047,425	844,007,394	—	1,941,054,819
Short-Term Investments†	27,805,761	—	—	27,805,761
Total Investments	$1,124,853,186	$844,007,394	—	$1,968,860,580

†	See Schedule of Investments for additional detailed categorizations.
Moderately Conservative Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Fixed Income	$116,540,553	$131,301,739	—	$247,842,292
Domestic Equity	122,254,301	74,162,142	—	196,416,443
Foreign Fixed Income	19,032,403	12,664,703	—	31,697,106
Foreign Equity	25,696,469	1,261,896	—	26,958,365
Total Long-Term Investments	283,523,726	219,390,480	—	502,914,206
Short-Term Investments†	6,649,456	—	—	6,649,456
Total Investments	$290,173,182	$219,390,480	—	$509,563,662

†	See Schedule of Investments for additional detailed categorizations.
Conservative Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Fixed Income	$58,017,701	$62,097,866	—	$120,115,567
Domestic Equity	33,391,100	10,047,307	—	43,438,407
Foreign Fixed Income	9,051,788	13,314,395	—	22,366,183

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Foreign Equity	$1,929,388	—	—	$1,929,388
Total Long-Term Investments	102,389,977	85,459,568	—	187,849,545
Short-Term Investments†	3,280,169	—	—	3,280,169
Total Investments	$105,670,146	$85,459,568	—	$191,129,714

†	See Schedule of Investments for additional detailed categorizations.
(b) Fund of funds risk. The cost of investing in the Portfolios, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Portfolios’ approval, which could force the Portfolios to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Portfolios. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing any investment purpose.
(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Portfolios determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.
(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolios are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(f) Federal and other taxes. It is the Portfolios’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolios intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolios’ financial statements.
Management has analyzed the Portfolios’ tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Portfolios’ financial statements.  The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is each Portfolio’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is each Portfolio’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Portfolio’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Templeton.
Under the investment management agreement, each Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate that decreases as assets increase, as follows: 0.13% of assets up to and including $1 billion, 0.11% of assets over $1 billion and up to and including $1.5 billion, 0.09% of assets over $1.5 billion and up to and including $2 billion, 0.08% of assets over $2 billion and up to and including $3.5 billion, 0.07% of assets over $3.5 billion and up to and including $5 billion and 0.06% of assets over $5 billion. For purposes of determining the effective management fee rate, the net assets of each Portfolio are aggregated.

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

FTFA provides administrative and certain oversight services to the Portfolios. FTFA delegates to the subadviser the day-to-day portfolio management of the Portfolios, except for the management of the portion of each Portfolio’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays Franklin Advisers a fee monthly, at an annual rate equal to 70% of the net management fee it receives from each Portfolio. For Western Asset’s services to the Portfolios, FTFA pays Western Asset monthly 0.02% of the portion of each Portfolio’s average daily net assets that are allocated to Western Asset by FTFA.
The Portfolios indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Portfolios will vary.
As a result of expense limitation arrangements between the Portfolios and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I and Class II shares of Aggressive Model Portfolio, Moderately Conservative Model Portfolio and Conservative Model Portfolio did not exceed 0.23% and 0.48%, respectively. Additionally, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I and Class II shares of Moderately Aggressive Model Portfolio and Moderate Model Portfolio did not exceed 0.21% and 0.46%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent.
FTFA is permitted to recapture amounts waived and/or expenses reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Portfolios, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
In addition, the Portfolios indirectly pay management and/or administration fees to certain FTFA affiliates as shareholders in FTFA affiliated Underlying Funds. These management and/or administration fees ranged from 0.45% to 0.68% of the average daily net assets of such FTFA affiliated Underlying Funds.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolios’ sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Templeton. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Portfolios’ shareholder servicing agent and acts as the Portfolios’ transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Templeton. Each class of shares of the Portfolios pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2026, Aggressive Model, Moderately Aggressive Model, Moderate Model, Moderately Conservative Model and Conservative Model incurred transfer agent fees as reported on the Statements of Operations, of which $19, $19, $18, $18 and $17, respectively, was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Templeton or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended June 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Aggressive Model Portfolio	$292,734,706	$202,068,141
Moderately Aggressive Model Portfolio	497,291,525	327,336,462
Moderate Model Portfolio	265,243,487	264,590,722
Moderately Conservative Model Portfolio	63,284,240	59,549,956
Conservative Model Portfolio	17,838,963	18,702,998

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
At June 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Aggressive Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$1,146,429,363	$284,611,726	$(13,824,118)	$270,787,608

	Moderately Aggressive Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$2,603,627,548	$542,369,016	$(32,030,077)	$510,338,939

	Moderate Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$1,688,470,577	$300,263,381	$(19,873,378)	$280,390,003

	Moderately Conservative Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$456,993,610	$60,381,332	$(7,811,280)	$52,570,052

	Conservative Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$180,479,558	$15,469,792	$(4,819,636)	$10,650,156
4. Derivative instruments and hedging activities
During the six months ended June 30, 2026, the Portfolios did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Portfolios have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan Aggressive Model Portfolio, Moderately Aggressive Model Portfolio, Moderate Model Portfolio, Moderately Conservative Model Portfolio and Conservative Model Portfolio pay service and/or distribution fees with respect to their Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended June 30, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Aggressive Model Portfolio
Class I	—	$14
Class II	$1,345,564	9
Total	$1,345,564	$23

	Service and/or Distribution Fees	Transfer Agent Fees
Moderately Aggressive Model Portfolio
Class I	—	$9
Class II	$3,421,912	10
Total	$3,421,912	$19

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

	Service and/or Distribution Fees	Transfer Agent Fees
Moderate Model Portfolio
Class I	—	$9
Class II	$2,304,333	9
Total	$2,304,333	$18

	Service and/or Distribution Fees	Transfer Agent Fees
Moderately Conservative Model Portfolio
Class I	—	$9
Class II	$606,741	9
Total	$606,741	$18

	Service and/or Distribution Fees	Transfer Agent Fees
Conservative Model Portfolio
Class I	—	$9
Class II	$229,481	8
Total	$229,481	$17
6. Distributions to shareholders by class

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Aggressive Model Portfolio
Net Investment Income:
Class I	—	$2,466,329
Class II	—	12,533,684
Total	—	$15,000,013
Net Realized Gains:
Class I	$2,361,723	$10,815,629
Class II	13,400,491	65,068,155
Total	$15,762,214	$75,883,784

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Moderately Aggressive Model Portfolio
Net Investment Income:
Class I	—	$2,404,423
Class II	—	47,595,699
Total	—	$50,000,122
Net Realized Gains:
Class I	$1,571,028	$5,077,160
Class II	32,899,309	113,835,633
Total	$34,470,337	$118,912,793

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Moderate Model Portfolio
Net Investment Income:
Class I	$6,429	$619,171
Class II	408,659	39,380,849
Total	$415,088	$40,000,020
Net Realized Gains:
Class I	$312,557	$799,345
Class II	19,869,080	56,283,588
Total	$20,181,637	$57,082,933

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Moderately Conservative Model Portfolio
Net Investment Income:
Class I	—	$182,107
Class II	—	13,317,912
Total	—	$13,500,019
Net Realized Gains:
Class I	$33,480	—
Class II	2,553,442	—
Total	$2,586,922	—

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Conservative Model Portfolio
Net Investment Income:
Class I	—	$120,824
Class II	—	5,986,625
Total	—	$6,107,449
Return of Capital:
Class I	—	$7,766
Class II	—	384,802
Total	—	$392,568
7. Shares of beneficial interest
At June 30, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolios have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Aggressive Model Portfolio
Class I
Shares sold	1,156,328	$19,967,073	2,267,345	$37,015,335
Shares issued on reinvestment	134,648	2,361,723	795,774	13,281,958
Shares repurchased	(68,060)	(1,171,789)	(122,973)	(1,991,292)
Net increase	1,222,916	$21,157,007	2,940,146	$48,306,001
Class II
Shares sold	3,532,752	$60,863,799	8,889,874	$144,495,098
Shares issued on reinvestment	767,497	13,400,491	4,671,182	77,601,839
Shares repurchased	(499,249)	(8,674,406)	(610,149)	(9,969,538)
Net increase	3,801,000	$65,589,884	12,950,907	$212,127,399

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Moderately Aggressive Model Portfolio
Class I
Shares sold	898,589	$13,778,656	1,675,427	$24,767,255
Shares issued on reinvestment	101,685	1,571,028	499,876	7,481,583
Shares repurchased	(68,787)	(1,054,737)	(106,700)	(1,595,409)
Net increase	931,487	$14,294,947	2,068,603	$30,653,429
Class II
Shares sold	6,805,879	$103,431,165	16,560,863	$240,982,766
Shares issued on reinvestment	2,140,489	32,899,309	10,832,841	161,431,332
Shares repurchased	(1,017,904)	(15,367,972)	(1,804,590)	(26,182,238)
Net increase	7,928,464	$120,962,502	25,589,114	$376,231,860

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Moderate Model Portfolio
Class I
Shares sold	303,770	$4,167,118	456,781	$6,064,092
Shares issued on reinvestment	23,065	318,986	104,765	1,418,516
Shares repurchased	(106,462)	(1,489,951)	(83,704)	(1,122,444)
Net increase	220,373	$2,996,153	477,842	$6,360,164
Class II
Shares sold	2,068,360	$28,371,544	7,256,121	$95,114,327
Shares issued on reinvestment	1,473,673	20,277,739	7,096,768	95,664,437
Shares repurchased	(2,645,846)	(36,267,734)	(3,724,031)	(49,413,425)
Net increase	896,187	$12,381,549	10,628,858	$141,365,339

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Moderately Conservative Model Portfolio
Class I
Shares sold	178,249	$2,223,398	117,116	$1,410,926
Shares issued on reinvestment	2,653	33,480	14,663	182,107
Shares repurchased	(136,550)	(1,729,199)	(70,671)	(834,950)
Net increase	44,352	$527,679	61,108	$758,083

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Moderately Conservative Model Portfolio (cont’d)
Class II
Shares sold	1,693,281	$21,120,525	3,241,890	$38,615,971
Shares issued on reinvestment	202,815	2,553,442	1,074,025	13,317,912
Shares repurchased	(1,500,190)	(18,901,617)	(3,772,468)	(45,205,579)
Net increase	395,906	$4,772,350	543,447	$6,728,304

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Conservative Model Portfolio
Class I
Shares sold	128,044	$1,344,770	154,561	$1,570,803
Shares issued on reinvestment	—	—	12,305	128,590
Shares repurchased	(73,338)	(772,734)	(99,109)	(1,013,708)
Net increase	54,706	$572,036	67,757	$685,685
Class II
Shares sold	1,674,371	$17,493,136	2,562,734	$25,972,778
Shares issued on reinvestment	—	—	611,462	6,371,427
Shares repurchased	(1,782,204)	(18,661,340)	(2,974,721)	(30,609,036)
Net increase (decrease)	(107,833)	$(1,168,204)	199,475	$1,735,169
8. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the six months ended June 30, 2026. The following transactions were effected in such Underlying Funds for the six months ended June 30, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Aggressive Model Portfolio		Cost	Shares	Proceeds	Shares
Franklin Gold And Precious Metals VIP Fund, Class 1
	—	$20,961,824	2,039,605	—	—	—	—	—	$(3,686,370)	$17,275,454
LVIP ClearBridge Appreciation Fund, Standard Class I(a)
	$67,753,627	7,078,203	112,232	$9,175,012	146,136	$(843,469)	$10,252	$1,467,733	2,293,050	67,106,399
Putnam VT International Value Fund, Class IA
	36,343,766	6,813,093	414,938	3,004,274	172,933	296,759	889,882	650,152	1,368,389	41,817,733
	$104,097,393	$34,853,120		$12,179,286		$(546,710)	$900,134	$2,117,885	$(24,931)	$126,199,586

(a)	Prior to April 27, 2026, known as Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio.

	Affiliate Value at December 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Moderately Aggressive Model Portfolio		Cost	Shares	Proceeds	Shares
Franklin Gold And Precious Metals VIP Fund, Class 1
	—	$37,038,548	3,599,338	—	—	—	—	—	$(6,552,154)	$30,486,394
LVIP ClearBridge Appreciation Fund, Standard Class I(a)
	$149,898,344	7,391,238	118,431	$43,525,255	689,265	$(827,059)	$22,480	$3,218,388	3,944,717	116,881,985

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

	Affiliate Value at December 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Moderately Aggressive Model Portfolio (cont’d)		Cost	Shares	Proceeds	Shares
Putnam VT International Value Fund, Class IA
	$56,203,197	$7,640,493	469,708	$4,932,094	284,623	$835,527	$1,356,723	$991,228	$1,752,776	$61,499,899
	$206,101,541	$52,070,279		$48,457,349		$8,468	$1,379,203	$4,209,616	$(854,661)	$208,868,278

(a)	Prior to April 27, 2026, known as Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio.

	Affiliate Value at December 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Unaffiliated Value at June 30, 2026	Affiliate Value at June 30, 2026
Moderate Model Portfolio		Cost	Shares	Proceeds	Shares
Franklin Gold And Precious Metals VIP Fund, Class 1
	—	$17,755,392	1,720,850	—	—	—	—	—	$(3,179,794)	—	$14,575,598
LVIP ClearBridge Appreciation Fund, Standard Class I(a)
	$78,049,586	2,406,055	39,003	$32,567,817	511,509	$1,402,544	$11,666	$1,670,162	402,436	$49,692,804	—
Putnam VT International Value Fund, Class IA
	—	19,569,440	1,170,395	—	—	—	—	—	34,680	—	19,604,120
	$78,049,586	$39,730,887	$2,930,248	$32,567,817	$511,509	$1,402,544	$11,666	$1,670,162	$(2,742,678)	$49,692,804	$34,179,718

(a)	Prior to April 27, 2026, known as Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio.

	Affiliate Value at December 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Unaffiliated Value at June 30, 2026	Affiliate Value at June 30, 2026
Moderately Conservative Model Portfolio		Cost	Shares	Proceeds	Shares
Franklin Gold And Precious Metals VIP Fund, Class 1
	—	$1,539,665	148,984	—	—	—	—	—	$(277,769)		$1,261,896
LVIP ClearBridge Appreciation Fund, Standard Class I(a)
	$13,735,712	359,958	5,866	$5,367,769	84,455	$318,467	$2,040	$292,071	(10,166)	$9,036,202	—
	$13,735,712	$1,899,623	$154,850	$5,367,769	$84,455	$318,467	$2,040	$292,071	$(287,935)	$9,036,202	$1,261,896

(a)	Prior to April 27, 2026, known as Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio.
9. Redemption facility
The Portfolios, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Templeton or its affiliates, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Portfolios shall, in addition to interest charged on any borrowings made by the Portfolios and other costs incurred by the Portfolios, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Portfolios did not utilize the Global Credit Facility during the six months ended June 30, 2026.
10. Deferred capital losses
As of December 31, 2025, Conservative Model Portfolio had deferred capital losses of $12,016,616, which have no expiration date, that will be available to offset future taxable capital gains.
11. Operating segments
Each Portfolio operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Portfolios within the Portfolios’ investment manager serve as the Chief Operating Decision Maker (“CODM”) and are

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
responsible for evaluating the Portfolios’ operating results and allocating resources in accordance with the Portfolios’ investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related Notes to Financial Statements. The Portfolios’ Schedule of Investments provide details of the Portfolios’ investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Franklin Templeton Model Portfolio Funds 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Franklin Templeton Model Portfolio Funds

Board Approval of Management and
Subadvisory Agreements (unaudited)
Legg Mason Partners Variable Equity Trust
 — Franklin Templeton Aggressive Model Portfolio
At an in-person meeting of the Board of Trustees of Legg Mason Partners Variable Equity Trust (the “Trust”) held on May 6-7, 2026, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to Franklin Templeton Aggressive Model Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2026 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Templeton Model Portfolio Funds

during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management throughout the year at periodic intervals information comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation aggressive growth funds underlying variable insurance products by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3- and 5- year periods ended December 31, 2025 and the period since the Fund’s inception (April 15, 2020) through December 31, 2025 was above the median performance of the funds in the Performance Universe for each period.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager after giving effect to breakpoints and waivers, if any (the “Actual Management Fee”), in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board also considered that fee

Franklin Templeton Model Portfolio Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Sub-Advisers is the responsibility and expense of the Manager, not the Fund.
The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional separate and commingled accounts, retail managed accounts, and third-party sub-advised funds.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fees of each of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the sub-advisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of ten mixed-asset target allocation aggressive growth funds underlying variable insurance products (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation aggressive growth funds of funds underlying variable insurance products (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was at the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was approximately equivalent to the median of management fees paid by the funds in the Expense Group and approximately equivalent to the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and below the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2027.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to Franklin Templeton’s investment management business. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the

Franklin Templeton Model Portfolio Funds

Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing with Fund investors any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the assets of the Fund are aggregated with the assets of the other Franklin Templeton Model Portfolios for purposes of determining whether a breakpoint to the Fund’s Contractual Management Fee would be triggered and that the aggregate assets of the Fund and the Franklin Templeton Model Portfolios had reached the specified asset level at which a breakpoint to the Fund’s Contractual Management Fee would be triggered.
The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin Templeton Model Portfolio Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Legg Mason Partners Variable Equity Trust
 — Franklin Templeton Moderately Aggressive Model Portfolio
At an in-person meeting of the Board of Trustees of Legg Mason Partners Variable Equity Trust (the “Trust”) held on May 6-7, 2026, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to Franklin Templeton Moderately Aggressive Model Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2026 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Templeton Model Portfolio Funds

during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management throughout the year at periodic intervals information comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation growth funds underlying variable insurance products by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3- and 5-year periods ended December 31, 2025 and the period since the Fund’s inception (April 15, 2020) through December 31, 2025 was above the median performance of the funds in the Performance Universe for each period.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager after giving effect to breakpoints and waivers, if any (the “Actual Management Fee”), in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board also considered that fee

Franklin Templeton Model Portfolio Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Sub-Advisers is the responsibility and expense of the Manager, not the Fund.
The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional separate and commingled accounts, retail managed accounts, and third-party sub-advised funds.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fees of each of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the sub-advisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of 13 mixed-asset target allocation growth funds underlying variable insurance products (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation growth funds of funds underlying variable insurance products (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was approximately equivalent to the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was at the median of management fees paid by the funds in the Expense Group and approximately equivalent to the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and below the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2027.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to Franklin Templeton’s investment management business. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the

Franklin Templeton Model Portfolio Funds

Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing with Fund investors any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the assets of the Fund are aggregated with the assets of the other Franklin Templeton Model Portfolios for purposes of determining whether a breakpoint to the Fund’s Contractual Management Fee would be triggered and that the aggregate assets of the Fund and the Franklin Templeton Model Portfolios had reached the specified asset level at which a breakpoint to the Fund’s Contractual Management Fee would be triggered.
The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin Templeton Model Portfolio Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Legg Mason Partners Variable Equity Trust
 — Franklin Templeton Moderate Model Portfolio
At an in-person meeting of the Board of Trustees of Legg Mason Partners Variable Equity Trust (the “Trust”) held on May 6-7, 2026, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to Franklin Templeton Moderate Model Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2026 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Templeton Model Portfolio Funds

during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management throughout the year at periodic intervals information comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation moderate funds underlying variable insurance products by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3- and 5-year periods ended December 31, 2025 and the period since the Fund’s inception (April 15, 2020) through December 31, 2025 was above the median performance of the funds in the Performance Universe for each period.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager after giving effect to breakpoints and waivers, if any (the “Actual Management Fee”), in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board also noted that the

Franklin Templeton Model Portfolio Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
compensation paid to the Sub-Advisers is the responsibility and expense of the Manager, not the Fund. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund.
The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional separate and commingled accounts, retail managed accounts, and third-party sub-advised funds.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fees of each of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the sub-advisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of 14 mixed-asset target allocation moderate funds underlying variable insurance products (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation moderate funds of funds underlying variable insurance products (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was below the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was approximately equivalent to the median of management fees paid by the funds in the Expense Group and approximately equivalent to the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and below the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2027.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to Franklin Templeton’s investment management business. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the

Franklin Templeton Model Portfolio Funds

Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing with Fund investors any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the assets of the Fund are aggregated with the assets of the other Franklin Templeton Model Portfolios for purposes of determining whether a breakpoint to the Fund’s Contractual Management Fee would be triggered and that the aggregate assets of the Fund and the Franklin Templeton Model Portfolios had reached the specified asset level at which a breakpoint to the Fund’s Contractual Management Fee would be triggered.
The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin Templeton Model Portfolio Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Legg Mason Partners Variable Equity Trust
 — Franklin Templeton Moderately Conservative Model Portfolio
At an in-person meeting of the Board of Trustees of Legg Mason Partners Variable Equity Trust (the “Trust”) held on May 6-7, 2026, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to Franklin Templeton Moderately Conservative Model Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2026 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Templeton Model Portfolio Funds

during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management throughout the year at periodic intervals information comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation conservative funds underlying variable insurance products by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3- and 5-year periods ended December 31, 2025 and the period since the Fund’s inception (April 15, 2020) through December 31, 2025 was above the median performance of the funds in the Performance Universe for each period.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager after giving effect to breakpoints and waivers, if any (the “Actual Management Fee”), in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board also considered that fee

Franklin Templeton Model Portfolio Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Sub-Advisers is the responsibility and expense of the Manager, not the Fund.
The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional separate and commingled accounts, retail managed accounts, and third-party sub-advised funds.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fees of each of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the sub-advisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of 14 mixed-asset target allocation conservative funds underlying variable insurance products (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation conservative funds of funds underlying variable insurance products (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was below the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was approximately equivalent to the median of management fees paid by the funds in the Expense Group and approximately equivalent to the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and approximately equivalent to the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2027.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to Franklin Templeton’s investment management business. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the

Franklin Templeton Model Portfolio Funds

Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing with Fund investors any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the assets of the Fund are aggregated with the assets of the other Franklin Templeton Model Portfolios for purposes of determining whether a breakpoint to the Fund’s Contractual Management Fee would be triggered and that the aggregate assets of the Fund and the Franklin Templeton Model Portfolios had reached the specified asset level at which a breakpoint to the Fund’s Contractual Management Fee would be triggered. The Board also noted the size of the Fund.
The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin Templeton Model Portfolio Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Legg Mason Partners Variable Equity Trust
 — Franklin Templeton Conservative Model Portfolio
At an in-person meeting of the Board of Trustees of Legg Mason Partners Variable Equity Trust (the “Trust”) held on May 6-7, 2026, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to Franklin Templeton Conservative Model Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2026 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Templeton Model Portfolio Funds

during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management throughout the year at periodic intervals information comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation conservative funds underlying variable insurance products by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3- and 5-year periods ended December 31, 2025 and the period since the Fund’s inception (April 15, 2020) through December 31, 2025 was below the median performance of the funds in the Performance Universe for each period. The Board noted the explanations from the Manager and Franklin Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager after giving effect to breakpoints and waivers, if any (the “Actual Management Fee”), in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board also considered that fee

Franklin Templeton Model Portfolio Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Sub-Advisers is the responsibility and expense of the Manager, not the Fund.
The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional separate and commingled accounts, retail managed accounts, and third-party sub-advised funds.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fees of each of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the sub-advisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of 15 mixed-asset target allocation conservative funds underlying variable insurance products (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation conservative funds of funds underlying variable insurance products (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was approximately equivalent to the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was at the median of management fees paid by the funds in the Expense Group and approximately equivalent to the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and approximately equivalent to the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2027.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to Franklin Templeton’s investment management business. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the

Franklin Templeton Model Portfolio Funds

Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing with Fund investors any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the assets of the Fund are aggregated with the assets of the other Franklin Templeton Model Portfolios for purposes of determining whether a breakpoint to the Fund’s Contractual Management Fee would be triggered and that the aggregate assets of the Fund and the Franklin Templeton Model Portfolios had reached the specified asset level at which a breakpoint to the Fund’s Contractual Management Fee would be triggered. The Board also noted the size of the Fund.
The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin Templeton Model Portfolio Funds

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Franklin Templeton
Model Portfolio Funds
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public
accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Franklin Templeton Model Portfolio Funds
Franklin Templeton Aggressive Model Portfolio
Franklin Templeton Moderately Aggressive Model Portfolio
Franklin Templeton Moderate Model Portfolio
Franklin Templeton Moderately Conservative Model Portfolio
Franklin Templeton Conservative Model Portfolio
The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.
Franklin Templeton Model Portfolio Funds
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Portfolios’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolios at 877-6LM-FUND/656-3863.
Information on how the Portfolios voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolios at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Templeton Aggressive Model Portfolio, Franklin Templeton Moderately Aggressive Model Portfolio, Franklin Templeton Moderate Model Portfolio, Franklin Templeton Moderately Conservative Model Portfolio and Franklin Templeton Conservative Model Portfolio. This report is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current prospectus.
Investors should consider each Portfolio’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Portfolios. Please read the prospectuses carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FTMPF-SFSOI 8/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 25, 2026